Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Customer receivables	$ 418,016	$ 246,528
Other current receivables	7,062	2,974
Accounts Receivable, gross	425,078	249,502
Less allowances	(4,077)	(4,081)
Total	$ 421,001	$ 245,421